DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of derivative instruments
We had the following notional amount of outstanding commodity forward contracts that were entered into to hedge forecasted purchases:

	June 30, 2016	December 31, 2015	June 30, 2015
	($ in millions)
Copper	$38.7	$43.6	$50.3
Zinc	8.0	8.7	5.8
Lead	8.4	9.3	15.0
Natural gas	0.4	2.0	4.7

Summary of location and fair value of derivative instruments on condensed balance sheets
The following table summarizes the location and fair value of the derivative instruments on our condensed balance sheets. The table disaggregates our net derivative assets and liabilities into gross components on a contract-by-contract basis before giving effect to master netting arrangements:

	Asset Derivatives				Liability Derivatives
		Fair Value				Fair Value
Derivatives Designated as Hedging Instruments	Balance Sheet Location	June 30, 2016	December 31, 2015	June 30, 2015	Balance Sheet Location	June 30, 2016	December 31, 2015	June 30, 2015
		($ in millions)				($ in millions)
Interest rate contracts	Other current assets	$—	$—	$—	Current installments of long-term debt	$—	$1.2	$2.5
Interest rate contracts	Other assets	—	—	—	Long-term debt	0.3	0.4	0.6
Interest rate contracts	Other assets	3.7	—	—	Other liabilities	6.2	—	—
Commodity contracts – losses	Other current assets	—	—	—	Accrued liabilities	4.9	11.5	8.1
Commodity contracts – gains	Other current assets	—	—	—	Accrued liabilities	(1.8)	(0.1)	(0.1)
		$3.7	$—	$—		$9.6	$13.0	$11.1
Derivatives Not Designated as Hedging Instruments
Interest rate contracts – gains	Other current assets	$—	$1.2	$3.1	Accrued liabilities	$—	$—	$—
Interest rate contracts – losses	Other current assets	—	(0.1)	(0.8)	Accrued liabilities	—	—	—
Commodity contracts – losses	Other current assets	—	—	—	Accrued liabilities	—	0.2	0.8
Foreign exchange contracts – gains	Other current assets	0.1	0.1		Accrued liabilities	(0.7)	—	—
Foreign exchange contracts – losses	Other current assets	—	—		Accrued liabilities	2.8	—	—
		$0.1	$1.2	$2.3		$2.1	$0.2	$0.8
Total derivatives(1)		$3.8	$1.2	$2.3		$11.7	$13.2	$11.9

(1)	Does not include the impact of cash collateral received from or provided to counterparties.

Summary of effects of derivative instruments on condensed statements of income
The following table summarizes the effects of derivative instruments on our condensed statements of income:

		Amount of Gain (Loss)		Amount of Gain (Loss)
		Three Months Ended June 30,		Six Months Ended June 30,
	Location of Gain (Loss)	2016	2015	2016	2015
Derivatives – Cash Flow Hedges		($ in millions)
Recognized in other comprehensive loss (effective portion):
Commodity contracts	———	$1.6	$(2.2)	$2.7	$(4.6)
Interest rate contracts	———	(6.2)	—	(6.2)	—
		$(4.6)	$(2.2)	$(3.5)	$(4.6)
Reclassified from accumulated other comprehensive loss into income (effective portion):
Commodity contracts	Cost of goods sold	$(1.7)	$(1.8)	$(5.4)	$(3.7)
Derivatives – Fair Value Hedges
Interest rate contracts	Interest expense	$1.2	$0.7	$1.9	$1.4
Derivatives Not Designated as Hedging Instruments
Commodity contracts	Cost of goods sold	$—	$0.1	$(0.4)	$(1.6)
Foreign exchange contracts	Selling and administration	(4.2)	—	(7.3)	—
		$(4.2)	$0.1	$(7.7)	$(1.6)